UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22755

LocalShares Investment Trust
(Exact name of Registrant as specified in charter)

618 Church Street
Suite 220
Nashville, Tennessee 37219
(Address of principal executive offices) (Zip code)

Elizabeth S. Courtney
LocalShares Investment Trust
618 Church Street
Suite 220
Nashville, Tennessee 37219
 (Name and address of agent for service)

Copy to:
Timothy S. Johnson, Esq.
Reed Smith, LLP
225 Fifth Avenue
Pittsburgh, PA 15222-2716

Registrant’s telephone number, including area code: 1-615-327-4776

Date of fiscal year end: April 30, 2015

Date of reporting period: January 31, 2015

Item 1.   Schedule of Investments
LocalShares Investment Trust
Nashville Area ETF
Schedule of Investments
January 31, 2015 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%
Consumer Discretionary — 24.7%
Cracker Barrel Old Country Store	4,305	$579,065
Dollar General*	9,497	636,869
Genesco*	5,298	378,542
Kirkland's*	21,581	502,190
Tractor Supply	6,471	525,251
		2,621,917
Energy — 4.2%
Delek US Holdings	14,595	450,256

Financials — 19.6%
Corrections Corp of America‡	13,187	518,513
Healthcare Realty Trust‡	11,824	355,784
National Health Investors‡	5,158	385,612
Pinnacle Financial Partners	6,822	245,183
Ryman Hospitality Properties‡	10,474	575,022
		2,080,114

Health Care — 33.3%
AAC Holdings*	8,291	211,586
Acadia Healthcare*	6,609	381,670
Amsurg, Cl A*	10,132	559,084
Brookdale Senior Living, Cl A*	16,008	540,270
Community Health Systems*	8,093	380,938
Cumberland Pharmaceuticals*	11,900	69,139
HCA Holdings*	8,863	627,500
Healthways*	14,749	304,124
LifePoint Hospitals*	7,184	468,684
		3,542,995
Industrials — 4.6%
CLARCOR	7,818	488,860

Materials — 10.1%
Louisiana-Pacific*	36,007	589,435
Noranda Aluminum Holding	159,205	482,391
		1,071,826
Technology — 3.3%
HealthStream*	12,388	350,085

Total Common Stock
(Cost $9,298,707)		10,606,053

Total Investments - 99.8%
(Cost $9,298,707) †		$10,606,053

Percentages are based on Net Assets of $10,623,729.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

†
At January 31, 2015, the tax basis cost of the Fund's investments was $9,298,707, and the unrealized appreciation and depreciation were $1,486,663 and $(179,317) respectively.

As of January 31, 2015, all of the Fund's investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative   guidance under U.S. GAAP.

For the quarter ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2015, there were no level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SPR-QH-001-0400

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LocalShares Investment Trust

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: March 30, 2015

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President & Treasurer

Date: March 30, 2015